Cover	Apr. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2026
Entity File Number	1-12709
Entity Registrant Name	Tompkins Financial Corporation
Entity Central Index Key	0001005817
Entity Tax Identification Number	16-1482357
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	118 East Seneca Street
Entity Address, Address Line Two	P.O. Box 460
Entity Address, City or Town	Ithaca
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14851
City Area Code	888
Local Phone Number	503-5753
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	TMP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false